Receivables, Net (Tables)	12 Months Ended
May. 31, 2015
Receivables [Abstract]
Receivables From Various Parties
Receivables from the sale of gift cards in national retail outlets, allowances due from landlords based on lease terms, miscellaneous receivables and our overall allowance for doubtful accounts are as follows:

(in millions)	May 31, 2015	May 25, 2014
Retail outlet gift card sales	$47.1	$39.6
Landlord allowances due	12.9	22.5
Miscellaneous	18.9	22.0
Allowance for doubtful accounts	(0.9)	(0.3)
Receivables, net	$78.0	$83.8